Potentially Dilutive Securities	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Text Block [Abstract]
Potentially Dilutive Securities

NOTE 5: POTENTIALLY DILUTIVE SECURITIES

Options, warrants, and convertible debt outstanding were all considered anti-dilutive due to net losses for the periods presented.

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	March 31,
	2016	2015
Common stock options	3,584,000	65,000
Common stock warrants - equity treatment	2,556,000	2,549,000
Common stock warrants - liability treatment	49,528,000	62,194,000

Potentially dilutive securities	55,668,000	64,808,000

NOTE 3:	NET LOSS PER SHARE APPLICABLE TO COMMON SHAREHOLDER

Net Loss per Share Applicable to Common Stockholders

Options, warrants, and convertible debt outstanding were all considered anti-dilutive for the years ended December 31, 2015 and 2014, due to net losses.

The following securities were not included in the diluted net loss per share calculation because their effect was anti-dilutive as of the periods presented:

	December 31,
	2015	2014
Common stock options	3,584,150	65,430
Common stock warrants - equity treatment	2,548,632	2,556,133
Common stock warrants - liability treatment	49,557,865	103,284

Excluded potentially dilutive securities	55,690,647	2,724,847